Fees Summary	May 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 64,898,000
Previously Paid Amount	0
Total Fee Amount	9,935.88
Total Offset Amount	0
Net Fee	$ 9,935.88